Cash and Interest Bearing Deposits with Banks (Tables)	12 Months Ended
Oct. 31, 2019
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Disclosure of Cash and Interest Bearing Deposits with Banks

(Canadian $ in millions)	2019	2018
Cash and deposits with banks (1)	47,598	40,738
Cheques and other items in transit, net	1,205	1,404
Total cash and cash equivalents	48,803	42,142

(1)	Includes deposits with the Bank of Canada, the U.S. Federal Reserve and other central banks.